Note 11 - Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
11.	Derivatives and Fair Value Disclosures

The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to three floating-to-fixed interest rate swaps with various major financial institutions covering notional amounts aggregating approximately $48,692,694 at December 31, 2014 (2013: $53,682,179) pursuant to which it pays fixed rates ranging from 2.60% to 4.73% and receives floating rates based on the London Interbank Offered Rate (“LIBOR”) (approximately 0.33% at December 31, 2014). These agreements contain no leverage features and have maturity dates ranging from March 2016 to September 2020.  The Company had five derivative contracts that qualified for hedge accounting up to October 1, 2009, subsequent to which the Company discontinued hedge accounting. In accordance with ASC 815-30-40 the unrealized results accumulated in "Accumulated other comprehensive income/(loss)" for previously designated cash flow hedges, are being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As of December 31, 2014 one derivative contract qualifies for hedge accounting since its inception on April 10, 2014.

 On April 10, 2014, the Company as a condition of its term loan dated September 23, 2013, entered into an amortizing interest rate swap agreement for a notional amount of $17,553,663. The agreement will be effective starting September 30, 2015 and expires on September 30, 2020; under this agreement the Company receives each quarter interest on the notional amount based on the three month LIBOR rate and pays interest based on a fixed interest rate of 2.60%.

The Company enters into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. During 2014, the Company entered into a series of foreign currency forward contracts to hedge part of its exposure to fluctuations of its anticipated cash payments in Japanese Yen relating to certain vessels under construction. Under the contracts the Company converted U.S. dollars to approximately JPY900 million of cash outflows at various dates through 2014. As of and for the years ended December 31, 2012 and 2013, there were no such contracts.

The following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of income or in the consolidated balance sheets, as a component of accumulated other comprehensive income/(loss).

Tabular disclosure of financial instruments is as follows:

		December 31,
		2013		2014
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	—	—	384,589

Total derivatives designated as hedging instruments		—	—	—	384,589

		December 31,
		2013		2014
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	277,212	—	—
Forward Currency Contract	Current liabilities — Fair value of derivatives	—	—	—	583,368
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	2,955,755	—	1,488,706

Total derivatives not designated as hedging instruments		—	3,232,967	—	2,072,074

The effect of derivative instruments on the consolidated statements of income for the years ended December 31, 2012, 2013 and 2014 is as follows:

		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2012	2013	2014
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	54,340	67,849	(49,471)
Interest Rate Swap — Change in Fair Value	Loss on derivatives	3,452,556	2,716,274	1,652,692
Interest Rate Swap — Realized loss	Loss on derivatives	(4,593,154)	(2,811,593)	(1,857,362)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	—	—	(583,368)
Foreign Currency Contract — Realized loss	Loss on derivatives	—	—	(510,875)

Total loss on derivatives		(1,086,258)	(27,470)	(1,348,384)

The components of accumulated other comprehensive income /(loss) included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Unrealized Gain / (Loss) on cash flow hedges
Accumulated other comprehensive income – Balance, January 1, 2013	18,378
Reclassification adjustment	(67,849)
Accumulated other comprehensive loss – Balance, December 31, 2013	(49,471)
Effective portion of changes in fair value of interest swap contracts	(293,020)
Reclassification adjustment	49,471

Accumulated other comprehensive loss– Balance, December 31, 2014	(293,020)

During the years ended December 31, 2012 and 2013 the gains transferred from accumulated other comprehensive income/(loss) to the statement of income were $54,340 and $67,849, respectively, and during the year ended December 31, 2014, the loss transferred from accumulated other comprehensive income/(loss) to the statement of income was $49,471.

Fair Value of Financial Instruments and Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

The carrying values of cash and cash equivalents, restricted cash, receivables from related party, trade and other receivables, claims receivable, payable to related party, trade accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of long term bank loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Their carrying value approximates their fair market value due to their variable interest rate, being LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level 2 items in accordance with the fair value hierarchy.

Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the credit facilities. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items.

Fair Value Disclosures: The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2013:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap Agreements	(3,232,967)	—	(3,232,967)	—

Total	(3,232,967)	—	(3,232,967)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2014:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Foreign Currency Contract	(583,368)	—	(583,368)	—
Interest Rate Swap Agreements	(1,873,295)	—	(1,873,295)	—

Total	(2,456,663)	—	(2,456,663)	—

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment loss

Long-lived assets held and used	1,977,051	—	1,977,051	—	(6,168,747)

Total	1,977,051	—	1,977,051	—	(6,168,747)

As a result of the impairment analysis performed for the year ended December 31, 2014, two of the Company's vessels, with a carrying amount of $8,145,798 were written down to their fair value as determined by the Company based on current demolition prices, resulting in an impairment charge of $6,168,747, which was included in the accompanying consolidated statement of income under the caption “Impairment loss” for the year ended December 31, 2014.

No asset or liability was measured at fair value on a non-recurring basis as of December 31, 2013.